Derivative financial instruments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Short position total	R$ 19,831,991	R$ 22,047,423	R$ 12,780,559